Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Company's financial assets and liabilities consist of interest rate swap agreements and marketable securities included in elective deferred compensation plan

	Fair Value Measurements
Assets (Liabilities):	Level 1	Level 2	Level 3	Total
December 31, 2011
Derivative Financial Instruments	$—	$(8.8)	$—	$(8.8)
Marketable Securities	$2.7	$—	$—	$2.7
December 31, 2010
Derivative Financial Instruments	$—	$(5.2)	$—	$(5.2)
Marketable Securities	$2.8	$—	$—	$2.8

Reconciliation of the beginning and ending balances of interest rate swap agreements

Derivative Financial Instruments- Liability
Balance of Level 3 at December 31, 2008	$(21.7)
Total losses included in other comprehensive (loss) income	6.3

Balance of Level 3 at December 31, 2009	$(15.4)
Total losses included in other comprehensive (loss) income	7.6
Transfers into Level 2	7.8

Balance of Level 3 at December 31, 2010	$—

Debt instruments with carrying value different than estimated fair values

Debt instruments at December 31, 2011 and 2010, with carrying values that are different from estimated fair values, are summarized as follows (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior notes	$2,139,718	$2,282,818	$2,043,582	$2,237,320
Revolving Credit Facilities and Term Loan	642,421	641,854	879,865	875,851
Mortgage payable and other indebtedness	1,322,445	1,352,142	1,378,553	1,394,393

	$4,104,584	$4,276,814	$4,302,000	$4,507,564

Information regarding the Swaps

Aggregate Notional Amount (in millions)	LIBOR Fixed Rate	Maturity Date
$100.0	4.8%	February 2012
$100.0	1.0%	June 2014
$84.1	2.8%	September 2017

Outstanding interest rate swap derivatives

Interest Rate Derivative	Number of Instruments	Aggregate Notional Amount (in millions)
Interest rate swaps	Three	$284.1

Fair value of the Company's Swaps and their classification

The table below presents the fair value of the Company’s Swaps as well as their classification on the consolidated balance sheets as of December 31, 2011 and 2010 (in millions):

	Liability Derivatives
Derivatives Designated as Hedging Instruments	December 31, 2011		December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate products	Other liabilities	$8.8	Other liabilities	$5.2

Company's derivative instruments on net loss

The effect of the Company’s derivative instruments on net (loss) and income is as follows (in millions):

	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging	Year Ended December 31,				Year Ended December 31,
	2011	2010	2009		2011	2010	2009
Interest rate products	$(3.6)	$10.2	$6.3	Interest expense	$(0.1)	$0.4	$0.4

Net investment hedge derivative instruments on OCI

The effect of the Company’s net investment hedge derivative instruments on OCI is as follows (in millions):

	Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)
	Year Ended December 31,
Derivatives in Net Investment Hedging Relationships	2011	2010	2009
Euro — denominated revolving credit facilities designated as a hedge of the Company’s net investment in its subsidiary	$(0.2)	$8.6	$(2.2)
Canadian dollar — denominated revolving credit facilities designated as a hedge of the Company’s net investment in its subsidiaries	(0.4)	(5.6)	(16.3)